Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
June 30, 2025
ZMI-NPRT1-0825
1.9884228.108
Bond Funds - 70.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	52,986	530,389
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,757	28,967
Fidelity Series Corporate Bond Fund (a)	25,196	236,594
Fidelity Series Emerging Markets Debt Fund (a)	1,903	15,417
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	476	4,579
Fidelity Series Floating Rate High Income Fund (a)	323	2,863
Fidelity Series Government Bond Index Fund (a)	42,277	388,103
Fidelity Series High Income Fund (a)	329	2,896
Fidelity Series International Credit Fund (a)	15	129
Fidelity Series International Developed Markets Bond Index Fund (a)	16,492	143,814
Fidelity Series Investment Grade Bond Fund (a)	36,122	364,827
Fidelity Series Investment Grade Securitized Fund (a)	25,194	225,988
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,318	93,171
Fidelity Series Real Estate Income Fund (a)	283	2,831
TOTAL BOND FUNDS (Cost $2,031,300)		2,040,568

Domestic Equity Funds - 8.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,753	56,898
Fidelity Series Commodity Strategy Fund (a)	71	6,458
Fidelity Series Large Cap Growth Index Fund (a)	1,360	36,603
Fidelity Series Large Cap Stock Fund (a)	1,310	33,904
Fidelity Series Large Cap Value Index Fund (a)	3,983	68,708
Fidelity Series Small Cap Core Fund (a)	1,312	15,296
Fidelity Series Small Cap Opportunities Fund (a)	486	7,100
Fidelity Series Value Discovery Fund (a)	1,521	24,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $173,213)		249,558

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,155	21,234
Fidelity Series Emerging Markets Fund (a)	2,559	26,129
Fidelity Series Emerging Markets Opportunities Fund (a)	4,882	104,580
Fidelity Series International Growth Fund (a)	2,819	55,966
Fidelity Series International Index Fund (a)	1,473	21,058
Fidelity Series International Small Cap Fund (a)	1,919	38,081
Fidelity Series International Value Fund (a)	3,632	55,464
Fidelity Series Overseas Fund (a)	3,446	55,827
Fidelity Series Select International Small Cap Fund (a)	252	3,363
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $279,977)		381,702

Short-Term Funds - 5.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,712	27,369
Fidelity Series Treasury Bill Index Fund (a)	13,619	135,368
TOTAL SHORT-TERM FUNDS (Cost $161,627)		162,737

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $50,106)	4.42	50,106	50,106

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,696,223)	2,884,671
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,884,671

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,636	36,734	178,961	2,496	(1,676)	4,656	530,389	52,986
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,075	1,999	9,782	144	(458)	133	28,967	3,757
Fidelity Series Blue Chip Growth Fund	75,833	5,385	34,540	-	2,722	7,498	56,898	2,753
Fidelity Series Canada Fund	27,351	718	10,105	-	1,130	2,140	21,234	1,155
Fidelity Series Commodity Strategy Fund	8,419	549	2,228	-	(184)	(98)	6,458	71
Fidelity Series Corporate Bond Fund	310,832	15,170	90,004	3,085	(1,421)	2,017	236,594	25,196
Fidelity Series Emerging Markets Debt Fund	19,707	863	5,327	250	126	48	15,417	1,903
Fidelity Series Emerging Markets Debt Local Currency Fund	5,417	156	1,356	-	107	255	4,579	476
Fidelity Series Emerging Markets Fund	34,582	4,904	15,976	-	1,258	1,361	26,129	2,559
Fidelity Series Emerging Markets Opportunities Fund	138,412	21,076	65,728	-	6,492	4,328	104,580	4,882
Fidelity Series Floating Rate High Income Fund	3,658	174	968	63	(19)	18	2,863	323
Fidelity Series Government Bond Index Fund	503,779	38,104	152,578	3,908	(5,591)	4,389	388,103	42,277
Fidelity Series Government Money Market Fund	44,989	24,584	19,467	579	-	-	50,106	50,106
Fidelity Series High Income Fund	3,638	162	983	52	26	53	2,896	329
Fidelity Series International Credit Fund	126	2	-	2	-	1	129	15
Fidelity Series International Developed Markets Bond Index Fund	185,329	9,261	53,010	906	(605)	2,839	143,814	16,492
Fidelity Series International Growth Fund	63,699	15,099	30,740	-	2,900	5,008	55,966	2,819
Fidelity Series International Index Fund	24,813	5,527	12,478	-	1,775	1,421	21,058	1,473
Fidelity Series International Small Cap Fund	48,218	1,321	18,767	-	2,687	4,622	38,081	1,919
Fidelity Series International Value Fund	67,385	11,817	32,348	-	6,351	2,259	55,464	3,632
Fidelity Series Investment Grade Bond Fund	478,199	27,285	140,593	4,265	(4,210)	4,146	364,827	36,122
Fidelity Series Investment Grade Securitized Fund	300,746	13,474	87,453	2,818	(3,759)	2,980	225,988	25,194
Fidelity Series Large Cap Growth Index Fund	48,780	3,559	21,614	51	3,418	2,460	36,603	1,360
Fidelity Series Large Cap Stock Fund	45,036	3,505	19,371	-	2,604	2,130	33,904	1,310
Fidelity Series Large Cap Value Index Fund	92,657	10,287	35,904	-	1,893	(225)	68,708	3,983
Fidelity Series Long-Term Treasury Bond Index Fund	96,638	30,389	31,788	924	(5,126)	3,058	93,171	17,318
Fidelity Series Overseas Fund	65,173	14,332	32,719	-	4,961	4,080	55,827	3,446
Fidelity Series Real Estate Income Fund	3,644	153	977	41	(63)	74	2,831	283
Fidelity Series Select International Small Cap Fund	662	2,302	4	-	-	403	3,363	252
Fidelity Series Short-Term Credit Fund	40,575	1,973	15,300	344	548	(427)	27,369	2,712
Fidelity Series Small Cap Core Fund	21,274	1,283	8,199	-	(1,213)	2,151	15,296	1,312
Fidelity Series Small Cap Opportunities Fund	9,461	545	3,505	-	262	337	7,100	486
Fidelity Series Treasury Bill Index Fund	132,002	59,276	55,769	1,532	(143)	2	135,368	13,619
Fidelity Series Value Discovery Fund	33,255	3,630	12,796	-	102	400	24,591	1,521
	3,641,000	365,598	1,201,338	21,460	14,894	64,517	2,884,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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